Flow-through Share Premium Liability (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Information
Summary of the flow-through financings and the related flow-through share premium liability
	Flow-through funding and expenditures			Flow-through
	Quebec	Nunavut	Total	premium liability
Balance at December 31, 2019	$-	$24	$24	$7
Flow-through liability assumed	2,391	-	2,391	590
Flow-through funds raised	17,500	-	17,500	7,500
Flow-through eligible expenditures	(1,812)	(24)	(1,836)	(453)
Balance at December 31, 2020	$18,079	$-	$18,079	$7,644
Flow-through eligible expenditures	(10,789)	-	(10,789)	(4,520)
Balance at December 31, 2021	$7,290	$-	$7,290	$3,124